Lease Liabilities - Summary of Lease Liabilities (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Lease Liabilities [Abstract]
Opening Balance			$ 1,916
Additions			48
Interest Expense	$ 22	$ 20	66	$ 59
Lease Payments			(215)
Terminations			(1)
Modifications			(3)
Re-measurement			5
Exchange Rate Movements and Other			17
Ending Balance	1,833		1,833
Less: Current Portion	196		196		$ 196
Long-Term Portion	$ 1,637		$ 1,637		$ 1,720